Consolidated statement of income $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($) $ / shares
Consolidated statement of income
Sales	$ 205,863		$ 140,685		$ 200,316
Excise taxes	(21,229)		(20,981)		(24,067)
Revenues from sales	184,634		119,704		176,249
Purchases, net of inventory variation	(118,622)		(77,486)		(116,221)
Other operating expenses	(26,894)		(25,538)		(27,255)
Exploration costs	(740)		(731)		(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,556)		(22,264)		(15,731)
Other income	1,312		2,237		1,163
Other expense	(2,317)		(1,506)		(1,192)
Financial interest on debt	(1,904)		(2,147)		(2,333)
Financial income and expense from cash & cash equivalents	379		37		(19)
Cost of net debt	(1,525)		(2,110)		(2,352)
Other financial income	762		914		792
Other financial expense	(539)		(690)		(764)
Net income (loss) from equity affiliates	3,438		452		3,406
Income taxes	(9,587)		(318)		(5,872)
CONSOLIDATED NET INCOME	16,366		(7,336)		11,438
TotalEnergies share	16,032		(7,242)		11,267
Non-controlling interests	$ 334		$ (94)		$ 171
Earnings per share (in dollars or Euros per share) | (per share)	$ 5.95	€ 5.03	$ (2.90)	€ (2.54)	$ 4.20
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 5.92	€ 5.01	$ (2.90)	€ (2.54)	$ 4.17